CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 107	$ 91,785	$ 79,236,839	$ (79,296,426)	$ 32,305
Balance (in shares) at Dec. 31, 2014	107,172	91,785,520
Purchase of preferred stock	$ (93)		(57,407)	330,744	273,244
Purchase of preferred stock (in shares)	(93,570)
Net loss				(223,851)	(223,851)
Balance at Dec. 31, 2015	$ 14	$ 91,785	79,179,432	(79,189,533)	81,698
Balance (in shares) at Dec. 31, 2015	13,602	91,785,520
Stock-based compensaiton expense		$ 63,000			63,000
Stock-based compensaiton expense (in shares)		63,000,000
Net loss				(492,605)	(492,605)
Balance at Dec. 31, 2016	$ 14	$ 154,785	$ 79,179,432	$ (79,682,138)	(347,907)
Balance (in shares) at Dec. 31, 2016	13,602	154,785,520
Net loss					(283,481)
Balance at Jun. 30, 2017					$ (527,283)